Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions	1 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended	66 Months Ended
	Jun. 30, 2020 financial_institution	Dec. 31, 2016	Apr. 30, 2016 action	Jan. 31, 2023 action	Jun. 30, 2023 GBP (£) claim action lawsuit plaintiff	Dec. 31, 2021 hearing	Jun. 30, 2023 GBP (£) bank	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £					£ 22,169		£ 22,169		£ 22,816
Number of other banks suspected of anti-competitive conduct | bank							4
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $										$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $										$ 4,000
Cayman Islands litigation
Disclosure of contingent liabilities [line items]
Number of hearings | hearing						2
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $								$ 600
Anti-money laundering and sanctions-related matters | HSBC Holdings | New York
Disclosure of contingent liabilities [line items]
Number of pending claims					9
Number of claims dismissed					5
Number of claims on appeal				2
Number of remaining actions at a very early stage					4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period		1 month
Number of groups of plaintiffs | plaintiff					5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | lawsuit					2
Number of financial institutions | financial_institution	28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed			2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | claim					2